INVESTMENT ADVISOR
                        Investment Company Capital Corp.
                                One South Street
                            Baltimore, Maryland 21202

                             INVESTMENT SUB-ADVISOR
                           Brown Advisory Incorporated
                                  Furness House
                                 19 South Street
                            Baltimore, Maryland 21202

                                   DISTRIBUTOR
                             ICC Distributors, Inc.
                               Two Portland Square
                              Portland, Maine 04101

                                 TRANSFER AGENT
                        Investment Company Capital Corp.
                                One South Street
                            Baltimore, Maryland 21202


               This report is authorized for distribution only to
                 shareholders and to others who have received a
                         copy of the Fund's prospectus.

                                [GRAPHIC OMITTED]
                                        B

                        BROWN INVESTMENT ADVISORY & TRUST
                             EMERGING GROWTH SHARES

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2002

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------


                                                                  April 30, 2002
Dear Shareholder:

For the six months ended April 30, 2002 the Fund's BIAT Shares value rose 2.08% (excluding sales charges) as compared with a rise of 10.40% for the Russell 2000 Growth Index. We are not pleased with these results. The current environment is characterized by rapidly declining share prices partly stemming from 'investors' penchant to sell first and ask questions later on any negative news. This does not favor our long-term investment approach. However, as we continue to evaluate the health of the Fund's companies, with few exceptions, we believe it is strong. Furthermore, their growth potential is significant when the economy improves.

It would be easy to lay the blame for the under performance on the Fund's heavy weighting in technology, a sector that has been very hard hit. Our analysis of the performance of individual stocks illustrates why we remain enthusiastic about the prospects for technology stocks when overall capital spending by corporate America picks up. For example, ATMI, a company that sells consumables to semiconductor manufacturers, was one of the best performing stocks in the Fund. While its business remained under pressure, the stock responded very positively at the first signs of industry strength in Taiwan. Another strong performer during the period was Getty Images Inc. While this company is not a technology company (it provides stock images for advertising and editorial use), it is applying technology through digitizing its images and selling over the internet and as such was caught up in the bubble of late 1999 and early 2000. The stock performed well recently because of management's extraordinary discipline in reducing expenses, visibility related to the benefits of digitizing its images, and very early signs of an up-tick in advertising spending. The lesson learned from these two situations is that stocks can move very quickly and it is important to be shareholders before concrete signs of an improvement in business conditions. Many portfolio companies have continued to report strong growth, yet their share prices have been hard-hit. These include Webex, Digital Insight, Imany, and Sonosite. We believe that they too should respond as sentiment improves.

On average, negative pressure continued on technology issues and any controversy or negative news translated into poor stock performance in almost any sector. Sunrise Assisted Living, one of the Fund's largest holdings, got caught in a flurry of 'Enron-like' accounting concerns and the stock suffered until management reviewed its policies and relieved those concerns. Arthrocare, a health care products concern, suffered a slight setback in moving to a new plant. Expenses were above plan and the shares were trounced. Tekelec Inc., a supplier to the communications industry, had done a remarkable job anticipating, planning for, and executing through the rough seas of the telecom world. Nonetheless, its share price declined abruptly for no apparent reason other than the extreme level of angst surrounding the financial problems of telecom service providers.

The past six months continued to challenge the patience of small-capitalization growth investors. The factors negatively affecting investor sentiment are well known. They include the bursting of the telecommunications and technology spending bubble in 1999, the subsequent slow down of the overall US economy, the horror of the events of September 11 and fears of further terrorist activity. And even with the beginning of an economic recovery this year, great attention is still focused on the negative factors. Thus, the market spent much of the last six months 'testing' the lows reached last fall.

Despite all this, the good news is that investors have adjusted their expectations to a more reasonable level. Whether or not it is reasonable enough to prevent the establishment of a new market low remains to be seen. What we do know is that investors have severely reduced their growth targets for many of the Fund's holdings. What may be underestimated, however, is the impact of significant cost reductions at most of those companies. This action is likely to provide a great deal of operating leverage when business conditions improve. At that time, or conceivably before, as in the case of ATMI and Getty, we believe it is possible that expectations and share prices could rise dramatically.

/s/ FREDERICK L. MESERVE, JR.
    -------------------------
    Frederick L. Meserve, Jr.
Portfolio Manager EMERGING GROWTH FUND
May 15, 2002

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

Performance Comparison 1
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
                                PLOTS TO FOLLOW:

     Emerging Growth Fund--Brown Investment Advisory & Trust (BIAT) Shares, Russell 2000 Growth Index, Russell 2000 Index and Lipper Multi Cap Growth Funds
          Average Growth of a $10,000 Investment 1 (since inception)2

         Emerging Growth Fund--   Russell 2000    Russell    Lipper Multi Cap
                BIAT                Growth         2000       Growth Funds
               Shares                Index         Index        Average
         ----------------------   ------------    -------    ----------------
5/9/97        $10,000              $10,000        $10,000     $10,000
6/30/97        11,459               10,869         10,429      10,371
7/31/97        11,733               11,195         10,914      11,301
8/31/97        12,232               12,088         11,164      11,118
9/30/97        13,262               11,362         11,981      11,858
10/31/97       12,468               11,091         11,454      11,329
11/30/97       12,387               11,098         11,380      11,316
12/31/97       12,246               10,950         11,579      11,401
1/31/98        12,117               11,916         11,396      11,332
2/28/98        13,345               12,416         12,239      12,300
3/31/98        14,343               12,492         12,744      12,921
4/30/98        14,044               11,585         12,814      13,081
5/31/98        12,477               11,703         12,124      12,474
6/30/98        12,742               10,726         12,150      13,103
7/31/98        11,311                8,250         11,166      12,631
8/31/98         8,775                9,086          8,998      10,337
9/30/98         9,806                9,560          9,702      11,137
10/31/98       10,815               10,302         10,098      11,685
11/30/98       11,485               11,234         10,627      12,597
12/31/98       13,086               11,739         11,284      14,086
1/31/99        12,505               10,666         11,434      14,861
2/28/99        11,288               11,045         10,508      14,003
3/31/99        11,390               12,021         10,672      15,010
4/30/99        11,840               12,040         11,629      15,426
5/31/99        11,981               12,674         11,799      15,193
6/30/99        12,799               12,282         12,332      16,319
7/31/99        12,179               11,823         11,994      15,995
8/31/99        12,060               12,051         11,550      16,014
9/30/99        12,861               12,359         11,552      16,106
10/31/99       13,841               13,666         11,599      17,377
11/30/99       15,430               16,075         12,292      19,166
12/31/99       19,583               15,925         13,683      22,602
1/31/00        17,644               19,631         13,463      22,158
2/29/00        25,607               17,567         15,687      26,664
3/31/00        21,070               15,793         14,652      25,922
4/30/00        18,946               14,410         13,771      23,394
5/31/00        17,563               16,272         12,968      21,687
6/30/00        19,398               14,877         14,098      24,341
7/31/00        18,067               16,442         13,645      23,579
8/31/00        19,907               15,626         14,686      26,468
9/30/00        17,957               14,357         14,254      25,316
10/31/00       18,501               11,750         13,618      23,314
11/30/00       15,521               12,469         12,220      18,910
12/31/00       16,215               13,479         13,270      19,641
1/31/01        16,952               11,631         13,961      20,200
2/28/01        14,151               10,574         13,044      16,868
3/31/01        12,322               11,868         12,406      14,879
4/30/01        14,614               11,868         13,377      16,731
5/31/01        15,029               12,143         13,706      16,540
6/30/01        16,008               12,489         14,191      16,251
7/31/01        14,554               11,410         13,424      15,416
8/31/01        13,388               10,697         12,990      14,142
9/30/01        10,292                8,971         11,241      12,054
10/31/01       11,585                9,834         11,899      12,882
11/30/01       12,744               10,655         12,820      14,247
12/31/01       13,890               11,319         13,611      14,642
1/31/02        13,046               10,916         13,469      14,105
2/28/02        11,471               10,210         13,100      13,311
3/31/02        12,771               11,097         14,153      14,011
4/30/02        11,826               10,857         14,282      13,168

                                TOTAL RETURN (%)1
                        ALL PERIODS ENDING APRIL 30, 2002

                                                 Year-to-                       Annualized Since
                                        6 Months     Date    1 Year   3 Years        Inception 2
------------------------------------------------------------------------------------------------
 EMERGING GROWTH FUND--BROWN
   INVESTMENT ADVISORY & TRUST
   (BIAT SHARES)                           2.08%  (14.86)%  (19.07)%   (0.04)%             3.43%
------------------------------------------------------------------------------------------------
 Russell 2000 Growth Index3               10.40%   (4.08)%   (8.52)%   (3.34)%             1.69%
------------------------------------------------------------------------------------------------
 Russell 2000 Index4                      20.03%    4.93%     6.68%    22.72%              7.50%
 Lipper Multi Cap Growth Funds Average 5   1.13%   (9.38)%  (21.47)%   (6.35)%             5.20%
------------------------------------------------------------------------------------------------

--------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ALL PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
2 THE FUND'S INCEPTION DATE IS MAY 9, 1997. BENCHMARK RETURNS ARE FOR THE PERIOD BEGINNING MAY 31, 1997.
3 RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. BENCHMARK RETURNS DO NOT REFLECT EXPENSES THAT HAVE BEEN DEDUCTED FROM THE FUND'S RETURNS.
4 RUSSELL 2000 INDEX IS AN UNMANAGED INDEX THAT TRACKS THE COMMON STOCK PRICE MOVEMENT OF THE 2,000 SMALLEST COMPANIES OF THE RUSSELL 3000 INDEX, WHICH MEASURES THE PERFORMANCE OF THE 3,000 LARGEST US COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. BENCHMARK RETURNS DO NOT REFLECT EXPENSES THAT HAVE BEEN DEDUCTED FROM THE FUND'S RETURNS.
5 LIPPER FIGURES REPRESENT THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER INC. AS FALLING INTO THE CATEGORY INDICATED.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
APRIL 30, 2002
--------------------------------------------------------------------------------

     SHARES   SECURITY                            VALUE

              COMMON STOCKS--98.68%
              BASIC MATERIALS--7.78%

     73,744   ATMI, Inc.1 ................ $ 2,249,192
     16,998   Symyx Technologies 1 .......     333,841
     29,475   Trex Company, Inc.1 ........     831,195
                                           -----------
                                             3,414,228
                                           -----------
              BUSINESS SERVICES--10.99%
     44,410   CoStar Group, Inc.1 ........   1,057,402
     75,440   Documentum, Inc.1 ..........   1,465,045
     54,061   i2 Technologies, Inc.1 .....     170,292
     53,586   Memberworks, Inc.1 .........     932,396
     40,179   Novadigm, Inc.1 ............     271,208
     82,799   QRS Corp.1 .................     927,349
                                           -----------
                                             4,823,692
                                           -----------
              CAPITAL GOODS--2.97%
     35,008   AstroPower, Inc.1 ..........   1,302,998
                                           -----------
              CONSUMER CYCLICALS--17.49%
     62,660   Apollo Group, Inc.--Class A1    2,402,384
     24,665   Bright Horizons Family
               Solutions, Inc.1 ..........     739,210
     20,666   HOT Topic, Inc.1 ...........     466,225
    190,089   I-Many, Inc.1 ..............   1,064,498
     96,054   Sunrise Assisted Living,
               Inc.1 .....................   2,594,419
     24,881   Tweeter Home Entertainment
               Group, Inc.1 ..............     410,785
                                           -----------
                                             7,677,521
                                           -----------
              CONSUMER STAPLES--5.06%
     23,724   Krispy Kreme Doughnuts,
               Inc.1 .....................     905,782
     52,013   O'Charleys, Inc.1 ..........   1,313,849
                                           -----------
                                             2,219,631
                                           -----------
              HEALTH CARE--9.28%
    126,433   ArthroCare Corp.1 ..........   2,025,457
      6,799   Aspect Medical Systems,
               Inc.1 .....................      67,990
     22,784   Emisphere Technologies,
               Inc.1 .....................     349,051
     24,164   Epix Medical, Inc.1 ........     317,998
     44,121   Incyte Genomics, Inc.1 .....     362,233
     11,363   Neose Technologies, Inc.1 ..     272,485
     36,478   SonoSite, Inc.1 ............     676,667
                                           -----------
                                             4,071,881
                                           -----------
              INDUSTRIALS--1.13%
     66,760   Edison Schools, Inc.1 ......     342,479
     21,700   Princeton Review, Inc.1 ....     154,070
                                           -----------
                                               496,549
                                           -----------
    SHARES/
  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              MEDIA/TELECOMMUNICATIONS--18.00%
     50,486   Alpha Industries, Inc.1 .... $   618,453
     75,556   Getty Images, Inc.1 ........   2,630,104
    100,699   Powerwave Technologies,
               Inc.1 .....................   1,202,346
    126,543   Tekelec, Inc.1 .............   1,338,825
    122,520   WebEx Communications, Inc.1    2,111,020
                                           -----------
                                             7,900,748
                                           -----------
              TECHNOLOGY--18.59%
     19,639   Digimarc Corp.1 ............     293,996
     76,734   Digital Insight Corp.1 .....   1,458,713
     98,661   Eclipsys Corp.1 ............   1,579,661
      2,050   Power Intergrations, Inc.1 .      43,358
     65,273   RSA Security, Inc.1 ........     398,162
    120,213   Sipex Corp.1 ...............   1,176,885
     23,526   Synopsys, Inc.1 ............   1,061,258
    103,892   Synplicity, Inc.1 ..........     757,269
     76,091   Tripath Technology, Inc.1 ..     135,442
    115,284   Wind River Systems1 ........   1,255,443
                                           -----------
                                             8,160,187
                                           -----------
              TRANSPORTATION--7.39%
     79,498   Atlantic Coast Airlines,
               Inc.1 .....................   1,737,031
     55,404   Forward Air Corp.1 .........   1,505,327
                                           -----------
                                             3,242,358
                                           -----------
TOTAL COMMON STOCKS
   (Cost $37,651,176) ....................  43,309,793

              REPURCHASE AGREEMENTS--0.90%
   $394,000   Goldman Sachs & Co.,
               dated 04/30/02, 1.85%,
               principal and interest in
               the amount of $394,020, due
               05/01/02, collateralized by
               US Treasury Bill, par value
               of $403,000 coupon rate
               0.000%, due 6/6/02, market
               value of $402,277               394,000
                                           -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $394,000) .......................     394,000
                                            ----------
TOTAL INVESTMENTS
   (Cost $38,045,176)              99.58%  $43,703,793

OTHER ASSETS IN EXCESS
   OF LIABILITIES                   0.42       184,710
                                  ------   -----------
NET ASSETS                        100.00%  $43,888,503
                                  ======   ===========

--------------------------------------------------------------------------------
1 Non-income producing security.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (unaudited)
APRIL 30, 2002
--------------------------------------------------------------------------------

ASSETS
   Investments, at value (cost $38,045,176) ....................   $ 43,703,793
   Cash ........................................................            817
   Receivable for capital shares sold ..........................          8,973
   Receivable for securities sold ..............................        617,931
   Interest receivable .........................................             20
   Prepaid expenses and other ..................................         53,621
                                                                   ------------
Total assets ...................................................     44,385,155
                                                                   ------------
LIABILITIES
   Payable for securities purchased ............................        282,702
   Payable for capital shares redeemed .........................         57,207
   Advisory fees payable .......................................         32,693
   Transfer agent fees payable .................................         16,510
   Custody fees payable ........................................          7,838
   Accounting fees payable .....................................          3,321
   Accrued expenses and other ..................................         96,381
                                                                   ------------
Total liabilities ..............................................        496,652
                                                                   ------------
NET ASSETS .....................................................   $ 43,888,503
                                                                   ============
COMPOSITION OF NET ASSETS
   Paid-in capital .............................................   $ 30,293,179
   Accumulated expenses in excess of income ....................       (393,659)
   Accumulated net realized gain from investment transactions ..      8,330,366
   Net unrealized appreciation on investments ..................      5,658,617
                                                                   ------------
NET ASSETS .....................................................   $ 43,888,503
                                                                   ============
NET ASSET VALUE PER SHARE:
   Class A Shares 1 ............................................   $      17.38
                                                                   ============
   Class B Shares 2 ............................................   $      16.47
                                                                   ============
   Class C Shares 3 ............................................   $      16.45
                                                                   ============
   Institutional Class 4 .......................................   $      17.65
                                                                   ============
   BIAT Shares 5 ...............................................   $      17.64
                                                                   ============

--------------------
1 Net asset value and redemption price per share (based on net assets of $39,083,924 and 2,248,166 shares outstanding). Maximum offering price per share was $18.39 ($17.38/0.945). Maximum offering price per share reflects the effect of 5.50% front-end sales charge.
2 Net asset value and offering price per share (based on net assets of $2,317,246 and 140,700 shares outstanding). Redemption value is $15.65 following a 5.00% maximum contingent deferred sales charge.
3 Net asset value and offering price per share (based on net assets of $170,223 and 10,351 shares outstanding). Redemption value is $16.29 following a 1.00% maximum contingent deferred charge.
4 Net asset value per share (based on net assets of $502,963 and 28,499 shares outstanding).
5 Net asset value per share (based on net assets of $1,814,147 and 102,814 shares outstanding).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------

                                                                        FOR THE SIX
                                                                       MONTHS ENDED
                                                                     APRIL 30, 2002
                                                                     --------------
INVESTMENT INCOME
   Interest ........................................................   $     10,690
                                                                       ------------
EXPENSES
   Investment advisory fees ........................................        220,776
   Distribution fees:
     Class A Shares ................................................         55,341
     Class B Shares ................................................         13,888
     Class C Shares ................................................            667
   Professional fees ...............................................         45,396
   Transfer agent fees .............................................         39,506
   Printing and shareholder reports ................................         27,859
   Accounting fees .................................................         20,945
   Registration fees ...............................................         14,498
   Custody fees ....................................................         12,903
   Directors' fees .................................................          2,600
   Miscellaneous ...................................................          2,553
                                                                       ------------
Total expenses .....................................................        456,932
Less: fee waivers and/or expense reimbursements ....................        (65,096)
                                                                       ------------
Net expenses .......................................................        391,836
                                                                       ------------
EXPENSES IN EXCESS OF INCOME .......................................       (381,146)
                                                                       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain from:
     Investment transactions .......................................        785,590
     Redemption in-kind ............................................     14,917,207
   Net change in unrealized appreciation/depreciation on investments    (12,191,071)
                                                                       ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................      3,511,726
                                                                       ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $  3,130,580
                                                                       ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  FOR THE SIX           FOR THE
                                                                 MONTHS ENDED        YEAR ENDED
                                                             APRIL 30, 2002 1  OCTOBER 31, 2001
                                                             ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Expenses in excess of income .............................   $    (381,146)   $  (1,503,672)
   Net realized gain (loss) from investment transactions ....      15,702,797       (5,873,927)
   Net change in unrealized appreciation/depreciation
     of investments .........................................     (12,191,071)     (53,088,261)
                                                                -------------    -------------
Net increase (decrease) in net assets from operations .......       3,130,580      (60,465,860)
                                                                -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS Net realized long-term gains:
     Class A Shares .........................................            --        (10,557,680)
     Class B Shares .........................................            --           (784,372)
     Class C Shares .........................................            --            (13,342)
     Institutional Class ....................................            --           (291,469)
     BIAT Shares ............................................            --         (9,368,502)
                                                                -------------    -------------
Total distributions .........................................            --        (21,015,365)
                                                                -------------    -------------
CAPITAL SHARE TRANSACTIONS
   Net proceeds from sale of shares .........................       5,454,326       31,909,497
   Net dividend reinvestments ...............................            --         19,873,104
   Redemption in-kind .......................................     (36,686,092)            --
   Net cost of shares redeemed ..............................     (12,056,396)     (58,041,149)
                                                                -------------    -------------
Net decrease in net assets from capital share transactions ..     (43,288,162)      (6,258,548)
                                                                -------------    -------------
TOTAL DECREASE IN NET ASSETS ................................     (40,157,582)     (87,739,773)
NET ASSETS
   Beginning of period ......................................      84,046,085      171,785,858
                                                                -------------    -------------
   End of period (including accumulated expenses in excess of
     income of $(393,659) and $(12,513), respectively) ......   $  43,888,503    $  84,046,085
                                                                =============    =============

----------------------
1 Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS--BIAT SHARES
--------------------------------------------------------------------------------

These financial highlights reflect selected data and ratios for a share outstanding throughout the period:

                                                   For the                                             For the Period
                                                 Six Months                                              May 9, 19972
                                                    Ended                                                   through
                                                  April 30,            For the Years Ended October 31,    October 31,
                                                   2002 1         2001         2000       1999        1998       1997
                                                   ------       ------       ------     ------      ------     ------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, beginning of period               $17.29       $31.96       $24.56     $19.19      $23.24     $18.64
                                                   ------       ------       ------     ------      ------     ------
INCOME FROM INVESTMENT OPERATIONS
  Expenses in excess of income                      (0.11)3      (0.26)3      (0.30)     (0.21)      (0.17)3    (0.06)
  Net realized and unrealized gain (loss)
    on investments                                   0.46       (10.43)        8.46       5.58       (2.83)      4.66
                                                   ------       ------       ------     ------      ------     ------
Total from investment operations                     0.35       (10.69)        8.16       5.37       (3.00)      4.60
                                                   ------       ------       ------     ------      ------     ------
DISTRIBUTIONS TO SHAREHOLDERS
  Net realized short-term gains                        --           --        (0.36)        --       (0.21)        --
  Net realized long-term gains                         --        (3.98)       (0.40)        --       (0.84)        --
                                                   ------       ------       ------     ------      ------     ------
Total distributions                                    --        (3.98)       (0.76)        --       (1.05)        --
                                                   ------       ------       ------     ------      ------     ------
NET ASSET VALUE, end of period                     $17.64       $17.29       $31.96     $24.56      $19.19     $23.24
                                                   ======       ======       ======     ======      ======     ======
TOTAL INVESTMENT RETURN                              2.08%      (37.38)%      33.62%     27.98%     (13.26)%    24.68%
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (000s omitted)         $1,814      $36,914      $76,868    $65,021     $46,628    $35,653
  Ratios to average net assets:
    Expenses in excess of income                    (1.20)%4     (1.08)%      (0.89)%    (0.94)%     (0.80)%    (0.69)%4
    Expenses after waivers and/or reimbursements     1.25%4       1.18%        1.07%      1.15%       1.16%      1.19%4
    Expenses before waivers and/or reimbursements    1.52%4       1.18%        1.07%      1.15%       1.16%      1.19%4
PORTFOLIO TURNOVER RATE                                13%          24%          36%        38%         23%        42%


-------------------------------
1 UNAUDITED.
2 COMMENCEMENT OF OPERATIONS.
3 CALCULATED BASED ON AVERAGE SHARES.
4 ANNUALIZED.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (unaudited)
APRIL 30, 2002
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION

Emerging Growth Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland.

The Fund offers five classes of shares to investors. The Class A Shares have a maximum front-end sales charge of 5.50%. The Class B Shares have a maximum contingent deferred sales charge of 5.00%. The Class C Shares have a maximum contingent deferred sales charge of 1.00%. The Institutional Class and Brown Investment Advisory & Trust (BIAT) Shares have no sales charge. These financial statements reflect the financial highlights of the BIAT Shares. Financial highlights of the Class A, B, C and Institutional Class are presented in another report. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Fund is to seek long-term capital appreciation primarily through investment in a diversified portfolio of common stocks of small and mid-sized emerging growth companies. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Fund's Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Fund values its investments at market value.

When valuing listed equity securities, the Fund uses the last sale price prior to the calculation of the Fund's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Fund uses the bid price in the over-the-counter market.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at fair value. On April 30, 2002, there were no fair valued securities.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date. Estimated expenses are also accrued daily.

Distribution or service fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
APRIL 30, 2002
--------------------------------------------------------------------------------

F. REPURCHASE AGREEMENTS
The Fund may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

G. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.85%

The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses as follows:
Institutional Class and BIAT Shares to 1.25% of the average daily net assets of each Class, Class A Shares to 1.50% of the average daily net assets of the Class and Class B and Class C Shares to 2.25% of the average daily net assets of each Class.

Brown Advisory Incorporated is the Fund's Sub-Advisor. The Sub-Advisor is paid by the Advisor.

ICCC is the Fund's accounting and transfer agent. The Fund pays the accounting agent an annual fee based on its average daily net assets which is calculated daily and paid monthly. The Fund pays the transfer agent a per account fee which is accrued daily and paid monthly.

Deutsche Bank Trust Company Americas (formerly, Bankers Trust Company), an affiliate of ICCC, is the Fund's custodian. The Fund pays the custodian an annual fee.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
ICC Distributors, Inc. is the Fund's Distributor. The Fund pays the Distributor an annual fee, pursuant to Rule 12b-1, based on its average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.25% of the Class A Shares' average daily net assets and 0.75% of the Class B and Class C Shares' average daily net assets. The Fund also pays the Distributor a shareholder servicing fee based on the average daily net assets of the Class B and Class C Shares which is calculated daily and paid monthly at the annual rate of 0.25%. The Fund does not pay fees on the Institutional Class or BIAT Shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
APRIL 30, 2002
--------------------------------------------------------------------------------

NOTE 4--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 35 million shares of $.001 par value capital stock (8 million Class A Shares, 1 million Class B Shares, 15 million Class C Shares, 5 million Institutional Class, 5 million BIAT Shares and 1 million undesignated). Transactions in capital shares were as follows:



                                                       Class A Shares
                   --------------------------------------------------
                   For the Six Months Ended        For the Year Ended
                           April 30, 2002 1          October 31, 2001
                   ------------------------  ------------------------
                       Shares        Amount      Shares        Amount
                   ----------   -----------  ----------  ------------
Sold                  178,404    $3,450,870   1,227,674  $ 26,710,075
Reinvested                 --           --      384,956     9,581,551
Redemption in-kind    (74,823)   (1,339,334)         --            --
Redeemed             (380,734)   (7,146,395) (1,754,229)  (36,867,315)
                     --------   -----------  ----------  ------------
Net decrease         (277,153)  $(5,034,859)   (141,599) $   (575,689)
                     ========   ===========  ==========  ============

                                                       Class B Shares
                   --------------------------------------------------
                   For the Six Months Ended        For the Year Ended
                           April 30, 2002 1          October 31, 2001
                   ------------------------  ------------------------
                       Shares        Amount      Shares        Amount
                   ----------   -----------  ----------  ------------
Sold                    6,479     $ 113,837      41,046   $   924,868
Reinvested                 --            --      29,229       695,954
Redeemed              (36,046)     (652,083)   (167,076)   (3,681,826)
                     --------   -----------  ----------  ------------
Net decrease          (29,567)    $(538,246)    (96,801)  $(2,061,004)
                     ========   ===========  ==========  ============

                                                       Class C Shares
                   --------------------------------------------------
                   For the Six Months Ended        For the Year Ended
                           April 30, 2002 1          October 31, 2001
                   ------------------------  ------------------------
                       Shares        Amount      Shares        Amount
                   ----------   -----------  ----------  ------------
Sold                    3,973      $ 70,060       3,563       $76,044
Reinvested                 --            --         560        13,342
Redeemed                 (603)      (11,827)       (495)       (7,460)
                        -----      --------       -----       -------
Net increase            3,370      $ 58,233       3,628       $81,926
                        =====      ========       =====       =======

                                                  Institutional Class
                   --------------------------------------------------
                   For the Six Months Ended        For the Year Ended
                           April 30, 2002 1          October 31, 2001
                   ------------------------  ------------------------
                       Shares        Amount      Shares        Amount
                   ----------   -----------  ----------  ------------
Sold                    6,382     $ 136,000       7,096     $ 158,800
Reinvested                 --            --      10,386       261,633
Redemption
  in-kind              (3,760)      (68,289)         --            --
Redeemed              (45,683)     (861,018)    (19,754)     (404,736)
                      -------     ---------     -------     ---------
Net increase
  (decrease)          (43,061)    $(793,307)     (2,272)    $  15,697
                      =======     =========     =======     =========

---------------------
1 Unaudited.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)
APRIL 30, 2002
--------------------------------------------------------------------------------


                                                          BIAT Shares
                   --------------------------------------------------
                   For the Six Months Ended        For the Year Ended
                           April 30, 2002 1          October 31, 2001
                   ------------------------  ------------------------
                       Shares        Amount      Shares        Amount
                   ----------   -----------  ----------  ------------
Sold                   84,681  $  1,683,559     183,699  $  4,039,710
Reinvested                 --            --     369,719     9,320,624
Redemption
  in-kind          (1,941,578)  (35,278,469)         --            --
Redeemed             (175,469)   (3,385,073)   (823,691)  (17,079,812)
                   ----------  ------------    --------  ------------
Net decrease       (2,032,366) $(36,979,983)   (270,273) $ (3,719,478)
                   ==========  ============    ========  ============


------------------------
1 Unaudited.



NOTE 5--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the six months ended April 30, 2002, were $ 6,907,021 and $48,396,928, respectively.

For federal income tax purposes, the tax basis of investments held at April 30, 2002 was $38,045,177. The aggregate gross unrealized appreciation for all investments at April 30, 2002 was $ 12,844,406 and the aggregate gross unrealized depreciation for all investments was $7,185,789.

NOTE 6--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2002, there was one shareholder who held 10% of the outstanding shares of the Fund.

NOTE 7--RISKS OF INVESTING IN SMALL AND EMERGING GROWTH COMPANIES
There are risks to investors inherent in the characteristics of emerging growth companies. The Fund may invest in companies that have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. They may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. Small companies may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small companies may have insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small companies may suffer significant losses.

NOTE 8--REDEMPTION IN KIND
The Fund satisfied a redemption request on November 7, 2001 with a transfer of securities and cash totaling $36,686,092. The Fund accounted for the transaction as a sale of securities which resulted in a gain to the Fund of $14,917,207.

--------------------------------------------------------------------------------

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